Note 6 - Leases (Tables)	6 Months Ended
Jun. 30, 2014
Leases, Operating [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year ending December 31,	Office Lease
2014 (Remainder)	20
2015	41
2016	41
2017	41
2018	41
2019 and thereafter	246
Total	430

Schedule of Future Minimum Time-Charter Receipts [Table Text Block]
Year ending December 31,	Time Charter receipts
2014	2,944
2015	5,840
2016	2,016
Total	10,800